Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Offsetting of derivatives
Offsetting of derivatives
	2Q22		4Q21
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	12.9	14.8	4.4	4.0
OTC	29.1	26.9	44.4	40.3
Exchange-traded	(0.1)	0.0	0.1	0.0
Interest rate products	41.9	41.7	48.9	44.3
OTC-cleared	0.3	0.5	0.2	0.2
OTC	29.8	29.8	20.0	22.0
Exchange-traded	0.1	0.0	0.0	0.0
Foreign exchange products	30.2	30.3	20.2	22.2
OTC	6.5	9.4	8.2	13.0
Exchange-traded	21.8	25.1	22.7	21.4
Equity/index-related products	28.3	34.5	30.9	34.4
OTC-cleared	0.4	0.4	1.3	1.4
OTC	2.9	3.5	3.3	4.3
Credit derivatives	3.3	3.9	4.6	5.7
OTC	1.3	0.6	1.4	0.5
Exchange-traded	0.1	0.1	0.1	0.1
Other products [1]	1.4	0.7	1.5	0.6
OTC-cleared	13.6	15.7	5.9	5.6
OTC	69.6	70.2	77.3	80.1
Exchange-traded	21.9	25.2	22.9	21.5
Total gross derivatives subject to enforceable master netting agreements	105.1	111.1	106.1	107.2
Offsetting (CHF billion)
OTC-cleared	(13.6)	(15.3)	(5.6)	(5.3)
OTC	(59.4)	(62.3)	(68.4)	(74.6)
Exchange-traded	(21.9)	(22.2)	(21.0)	(21.0)
Offsetting	(94.9)	(99.8)	(95.0)	(100.9)
of which counterparty netting	(84.4)	(84.4)	(83.0)	(83.0)
of which cash collateral netting	(10.5)	(15.4)	(12.0)	(17.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.0	0.4	0.3	0.3
OTC	10.2	7.9	8.9	5.5
Exchange-traded	0.0	3.0	1.9	0.5
Total net derivatives subject to enforceable master netting agreements	10.2	11.3	11.1	6.3
Total derivatives not subject to enforceable master netting agreements [2]	6.0	4.4	6.7	4.3
Total net derivatives presented in the consolidated balance sheets	16.2	15.7	17.8	10.6
of which recorded in trading assets and trading liabilities	16.1	15.7	17.6	10.6
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2Q22				4Q21
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	88.7	(14.3)	74.4		74.1	(16.6)	57.5
Securities borrowing transactions	7.5	0.0	7.5		22.2	0.0	22.2
Total subject to enforceable master netting agreements	96.2	(14.3)	81.9		96.3	(16.6)	79.7
Total not subject to enforceable master netting agreements [1]	22.3	–	22.3		24.2	–	24.2
Total	118.5	(14.3)	104.2	[2]	120.5	(16.6)	103.9	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 82,392 million and CHF 68,623 million of the total net amount as of the end of 2Q22 and 4Q21, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2Q22				4Q21
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	31.0	(14.3)	16.7		32.2	(16.6)	15.6
Securities lending transactions	0.6	0.0	0.6		15.4	0.0	15.4
Obligation to return securities received as collateral, at fair value	7.3	0.0	7.3		14.7	0.0	14.7
Total subject to enforceable master netting agreements	38.9	(14.3)	24.6		62.3	(16.6)	45.7
Total not subject to enforceable master netting agreements [1]	4.4	–	4.4		4.6	–	4.6
Total	43.3	(14.3)	29.0		66.9	(16.6)	50.3
of which securities sold under repurchase agreements and securities lending transactions	35.9	(14.3)	21.6	[2]	51.9	(16.6)	35.3	[2]
of which obligation to return securities received as collateral, at fair value	7.4	0.0	7.4		15.0	0.0	15.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,145 million and CHF 13,213 million of the total net amount as of the end of 2Q22 and 4Q21, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2Q22						4Q21
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	10.2	4.6		0.3		5.3	11.1	4.5		0.0		6.6
Securities purchased under resale agreements	74.4	74.2		0.2		0.0	57.5	57.5		0.0		0.0
Securities borrowing transactions	7.5	7.4		0.0		0.1	22.2	21.9		0.0		0.3
Total financial assets subject to enforceable master netting agreements	92.1	86.2		0.5		5.4	90.8	83.9		0.0		6.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	1.9		0.0		9.4	6.3	1.3		0.0		5.0
Securities sold under repurchase agreements	16.7	16.5		0.2		0.0	15.6	15.5		0.1		0.0
Securities lending transactions	0.6	0.6		0.0		0.0	15.4	15.3		0.0		0.1
Obligation to return securities received as collateral, at fair value	7.3	6.7		0.0		0.6	14.7	13.0		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	35.9	25.7		0.2		10.0	52.0	45.1		0.1		6.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	6M22		2021
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	12.9	14.8	4.4	4.0
OTC	29.7	26.9	44.5	40.3
Exchange-traded	(0.1)	0.0	0.1	0.0
Interest rate products	42.5	41.7	49.0	44.3
OTC-cleared	0.3	0.5	0.2	0.2
OTC	29.8	29.8	20.0	22.0
Exchange-traded	0.1	0.0	0.0	0.0
Foreign exchange products	30.2	30.3	20.2	22.2
OTC	6.5	9.4	8.2	13.0
Exchange-traded	21.8	25.1	22.7	21.4
Equity/index-related products	28.3	34.5	30.9	34.4
OTC-cleared	0.4	0.4	1.3	1.4
OTC	2.9	3.5	3.3	4.3
Credit derivatives	3.3	3.9	4.6	5.7
OTC	1.3	0.6	1.4	0.5
Exchange-traded	0.1	0.1	0.1	0.1
Other products [1]	1.4	0.7	1.5	0.6
OTC-cleared	13.6	15.7	5.9	5.6
OTC	70.2	70.2	77.4	80.1
Exchange-traded	21.9	25.2	22.9	21.5
Total gross derivatives subject to enforceable master netting agreements	105.7	111.1	106.2	107.2
Offsetting (CHF billion)
OTC-cleared	(13.6)	(15.3)	(5.6)	(5.3)
OTC	(60.0)	(62.3)	(68.5)	(74.6)
Exchange-traded	(21.9)	(22.2)	(21.0)	(21.0)
Offsetting	(95.5)	(99.8)	(95.1)	(100.9)
of which counterparty netting	(84.4)	(84.4)	(83.0)	(83.0)
of which cash collateral netting	(11.1)	(15.4)	(12.1)	(17.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.0	0.4	0.3	0.3
OTC	10.2	7.9	8.9	5.5
Exchange-traded	0.0	3.0	1.9	0.5
Total net derivatives subject to enforceable master netting agreements	10.2	11.3	11.1	6.3
Total derivatives not subject to enforceable master netting agreements [2]	6.0	4.4	6.7	4.3
Total net derivatives presented in the consolidated balance sheets	16.2	15.7	17.8	10.6
of which recorded in trading assets and trading liabilities	16.1	15.7	17.6	10.6
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	6M22				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	88.7	(14.3)	74.4		74.1	(16.6)	57.5
Securities borrowing transactions	7.5	0.0	7.5		22.2	0.0	22.2
Total subject to enforceable master netting agreements	96.2	(14.3)	81.9		96.3	(16.6)	79.7
Total not subject to enforceable master netting agreements [1]	22.3	–	22.3		24.2	–	24.2
Total	118.5	(14.3)	104.2	[2]	120.5	(16.6)	103.9	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 82,392 million and CHF 68,623 million of the total net amount as of the end of 6M22 and 2021, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	6M22				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	31.1	(14.3)	16.8		32.3	(16.6)	15.7
Securities lending transactions	0.6	0.0	0.6		15.4	0.0	15.4
Obligation to return securities received as collateral, at fair value	7.3	0.0	7.3		14.7	0.0	14.7
Total subject to enforceable master netting agreements	39.0	(14.3)	24.7		62.4	(16.6)	45.8
Total not subject to enforceable master netting agreements [1]	4.4	–	4.4		4.6	–	4.6
Total	43.4	(14.3)	29.1		67.0	(16.6)	50.4
of which securities sold under repurchase agreements and securities lending transactions	36.0	(14.3)	21.7	[2]	52.0	(16.6)	35.4	[2]
of which obligation to return securities received as collateral, at fair value	7.4	0.0	7.4		15.0	0.0	15.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,239 million and CHF 13,307 million of the total net amount as of the end of 6M22 and 2021, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	6M22						2021
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	10.2	4.6		0.3		5.3	11.1	4.5		0.0		6.6
Securities purchased under resale agreements	74.4	74.2		0.2		0.0	57.5	57.5		0.0		0.0
Securities borrowing transactions	7.5	7.4		0.0		0.1	22.2	21.9		0.0		0.3
Total financial assets subject to enforceable master netting agreements	92.1	86.2		0.5		5.4	90.8	83.9		0.0		6.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	1.9		0.0		9.4	6.3	1.3		0.0		5.0
Securities sold under repurchase agreements	16.8	16.6		0.2		0.0	15.7	15.6		0.1		0.0
Securities lending transactions	0.6	0.6		0.0		0.0	15.4	15.3		0.0		0.1
Obligation to return securities received as collateral, at fair value	7.3	6.7		0.0		0.6	14.7	13.0		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	36.0	25.8		0.2		10.0	52.1	45.2		0.1		6.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.